UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  028-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     (212) 752-8777

Signature, Place, and Date of Signing:

 /s/    Vivian Pan     New York, NY     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $936,294 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108    18607   320485 SH       SOLE                    11730        0   308755
AT&T INC                       COM              00206R102    30960   918415 SH       SOLE                   294245        0   624170
BAYTEX ENERGY CORP             COM              07317Q105    14878   344070 SH       SOLE                   104135        0   239935
BLOCK H & R INC                COM              093671105    28479  1533580 SH       SOLE                   502820        0  1030760
CINEMARK HOLDINGS INC          COM              17243V102    34172  1315335 SH       SOLE                   423561        0   891774
CONAGRA FOODS INC              COM              205887102    14823   502470 SH       SOLE                   152730        0   349740
CONOCOPHILLIPS                 COM              20825C104    31066   535706 SH       SOLE                   171845        0   363861
DIEBOLD INC                    COM              253651103    10610   346630 SH       SOLE                   109735        0   236895
DORCHESTER MINERALS LP         COM UNIT         25820R105     1280    62957 SH       SOLE                     1050        0    61907
DU PONT E I DE NEMOURS & CO    COM              263534109    36150   803710 SH       SOLE                   253465        0   550245
EATON CORP PLC                 SHS              G29183103    27515   507840 SH       SOLE                   168685        0   339155
ENBRIDGE ENERGY PARTNERS L P   COM              29250R106     7630   273490 SH       SOLE                    13915        0   259575
ENDURO RTY TR                  TR UNIT          29269K100    15600   930250 SH       SOLE                   306720        0   623530
EXELIS INC                     COM              30162A108    12302  1091560 SH       SOLE                   367520        0   724040
EXXON MOBIL CORP               COM              30231G102      292     3375 SH       SOLE                        0        0     3375
FNB CORP PA                    COM              302520101    29254  2754655 SH       SOLE                   877015        0  1877640
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    10527   307800 SH       SOLE                    92790        0   215010
GALLAGHER ARTHUR J & CO        COM              363576109    19866   573325 SH       SOLE                   177800        0   395525
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    28179   648230 SH       SOLE                   195770        0   452460
GREIF INC                      CL A             397624107    10538   236810 SH       SOLE                    76165        0   160645
HASBRO INC                     COM              418056107    30631   853220 SH       SOLE                   277210        0   576010
HEINZ H J CO                   COM              423074103    31465   545505 SH       SOLE                   174610        0   370895
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    29165  1245322 SH       SOLE                   399405        0   845917
INTEL CORP                     COM              458140100    33501  1624684 SH       SOLE                   512700        0  1111984
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      211     2650 SH       SOLE                        0        0     2650
LEGGETT & PLATT INC            COM              524660107    30738  1129255 SH       SOLE                   360190        0   769065
LOCKHEED MARTIN CORP           COM              539830109    31128   337286 SH       SOLE                   109565        0   227721
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    35759   626355 SH       SOLE                   194920        0   431435
MERCK & CO INC NEW             COM              58933Y105    35833   875247 SH       SOLE                   270113        0   605134
MEREDITH CORP                  COM              589433101    30698   891084 SH       SOLE                   280440        0   610644
MICROCHIP TECHNOLOGY INC       COM              595017104    11108   340835 SH       SOLE                   109025        0   231810
NATIONAL CINEMEDIA INC         COM              635309107    19930  1410480 SH       SOLE                   471270        0   939210
NUCOR CORP                     COM              670346105    33416   774232 SH       SOLE                   247765        0   526467
PEOPLES UNITED FINANCIAL INC   COM              712704105    31367  2594420 SH       SOLE                   830325        0  1764095
PLUM CREEK TIMBER CO INC       COM              729251108    32978   743255 SH       SOLE                   240825        0   502430
PVR PARTNERS L P               COM UNIT REPTG L 693665101    23079   888350 SH       SOLE                    35665        0   852685
RAYONIER INC                   COM              754907103     9537   184008 SH       SOLE                    58049        0   125959
RPM INTL INC                   COM              749685103    20864   710637 SH       SOLE                   228543        0   482094
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    30019   986825 SH       SOLE                   312930        0   673895
SONOCO PRODS CO                COM              835495102    32820  1103928 SH       SOLE                   341175        0   762753
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104     1305    33590 SH       SOLE                        0        0    33590
UNILEVER PLC                   SPON ADR NEW     904767704    18014   465232 SH       SOLE                   142200        0   323032